Investments and Derivative Instruments (Derivative Balance Sheet Classification) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	$ 169,762		$ 141,436
Net Derivatives, Fair Value	(279)		(458)
Asset Derivatives, Fair Value	3,587		4,682
Liability Derivatives, Fair Value	(3,866)		(5,140)
GMWB hedging instruments [Member] | U.S. [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	18,622		16,406
Net Derivatives, Fair Value	572		894
Asset Derivatives, Fair Value	743		1,022
Liability Derivatives, Fair Value	(171)		(128)
Macro Hedge Program [Member] | U.S. [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	7,442		6,819
Net Derivatives, Fair Value	286		357
Asset Derivatives, Fair Value	356		357
Liability Derivatives, Fair Value	(70)		0
Cash flow hedges [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	6,226		8,943
Net Derivatives, Fair Value	254		335
Asset Derivatives, Fair Value	274		359
Liability Derivatives, Fair Value	(20)		(24)
Cash Flow Hedging Interest Rate Swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	6,063		8,652
Net Derivatives, Fair Value	271		329
Asset Derivatives, Fair Value	271		329
Liability Derivatives, Fair Value	0		0
Cash flow hedges foreign currency swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	163		291
Net Derivatives, Fair Value	(17)		6
Asset Derivatives, Fair Value	3		30
Liability Derivatives, Fair Value	(20)		(24)
Fair value hedges [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	793		1,684
Net Derivatives, Fair Value	(39)		(117)
Asset Derivatives, Fair Value	16		63
Liability Derivatives, Fair Value	(55)		(180)
Fair Value Hedging Interest Rate Swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	753		1,007
Net Derivatives, Fair Value	(55)		(78)
Asset Derivatives, Fair Value	0		0
Liability Derivatives, Fair Value	(55)		(78)
Fair value hedges - Foreign currency swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	40		677
Net Derivatives, Fair Value	16		(39)
Asset Derivatives, Fair Value	16		63
Liability Derivatives, Fair Value	0		(102)
Non-qualifying strategies [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	162,743		130,809
Net Derivatives, Fair Value	(494)		(676)
Asset Derivatives, Fair Value	3,297		4,260
Liability Derivatives, Fair Value	(3,791)		(4,936)
Interest Rate Swaps Caps Floors and Futures [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	17,117		10,144
Net Derivatives, Fair Value	(497)		(583)
Asset Derivatives, Fair Value	556		531
Liability Derivatives, Fair Value	(1,053)		(1,114)
Foreign Currency Swaps and Forwards Non-qualifying as Hedges [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	355		380
Net Derivatives, Fair Value	(16)		(12)
Asset Derivatives, Fair Value	5		6
Liability Derivatives, Fair Value	(21)		(18)
3 Win Related Foreign Currency Swaps [Member] | Japan [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	1,816		2,054
Net Derivatives, Fair Value	(127)		184
Asset Derivatives, Fair Value	0		184
Liability Derivatives, Fair Value	(127)		0
Fixed annuity hedging instruments [Member] | Japan [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	1,652		1,945
Net Derivatives, Fair Value	224		514
Asset Derivatives, Fair Value	228		540
Liability Derivatives, Fair Value	(4)		(26)
Credit Derivatives that Purchase Credit Protection [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	1,823		1,721
Net Derivatives, Fair Value	(8)		36
Asset Derivatives, Fair Value	5		56
Liability Derivatives, Fair Value	(13)		(20)
Credit Derivatives that Assume Credit Risk [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	2,745	[1]	2,952	[1]
Net Derivatives, Fair Value	(29)	[1]	(648)	[1]
Asset Derivatives, Fair Value	19	[1]	2	[1]
Liability Derivatives, Fair Value	(48)	[1]	(650)	[1]
Credit Derivatives in Offsetting Positions [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	9,497		8,189
Net Derivatives, Fair Value	(32)		(57)
Asset Derivatives, Fair Value	94		164
Liability Derivatives, Fair Value	(126)		(221)
Equity index swaps options [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	994		1,501
Net Derivatives, Fair Value	47		27
Asset Derivatives, Fair Value	57		40
Liability Derivatives, Fair Value	(10)		(13)
GMWB product derivatives [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	3,900
Net Derivatives, Fair Value	133
GMWB product derivatives [Member] | U.S. [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	28,868	[2]	34,569	[2]
Net Derivatives, Fair Value	(1,249)	[2]	(2,538)	[2]
Asset Derivatives, Fair Value	0	[2]	0	[2]
Liability Derivatives, Fair Value	(1,249)	[2]	(2,538)	[2]
GMWB Reinsurance [Member] | U.S. [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	5,773		7,193
Net Derivatives, Fair Value	191		443
Asset Derivatives, Fair Value	191		443
Liability Derivatives, Fair Value	0		0
International program product derivatives [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	2,454	[2]	2,710	[2]
Net Derivatives, Fair Value	(48)	[2]	(71)	[2]
Asset Derivatives, Fair Value	0	[2]	0	[2]
Liability Derivatives, Fair Value	(48)	[2]	(71)	[2]
International program hedging instruments [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	63,085		33,726
Net Derivatives, Fair Value	169		750
Asset Derivatives, Fair Value	1,020		887
Liability Derivatives, Fair Value	(851)		(137)
Contingent Capital Facility Put Option [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	500		500
Net Derivatives, Fair Value	23		28
Asset Derivatives, Fair Value	23		28
Liability Derivatives, Fair Value	0		0
Fixed maturities, AFS [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	703		703
Net Derivatives, Fair Value	(32)		(72)
Asset Derivatives, Fair Value	0		0
Liability Derivatives, Fair Value	(32)		(72)
Other Investments [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	54,504		60,227
Net Derivatives, Fair Value	1,045		2,331
Asset Derivatives, Fair Value	1,581		3,165
Liability Derivatives, Fair Value	(536)		(834)
Other liabilities [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	77,384		35,944
Net Derivatives, Fair Value	(177)		(538)
Asset Derivatives, Fair Value	1,815		1,074
Liability Derivatives, Fair Value	(1,992)		(1,612)
Consumer Notes [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	26		35
Net Derivatives, Fair Value	(2)		(4)
Asset Derivatives, Fair Value	0		0
Liability Derivatives, Fair Value	(2)		(4)
Reinsurance Recoverables [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	5,773		7,193
Net Derivatives, Fair Value	191		443
Asset Derivatives, Fair Value	191		443
Liability Derivatives, Fair Value	0		0
Other policyholder funds and benefits payable [Member]
Derivative Classification by Hedge Destination and Derivative Type
Net Derivatives, Notional Amount	31,372		37,334
Net Derivatives, Fair Value	(1,304)		(2,618)
Asset Derivatives, Fair Value	0		0
Liability Derivatives, Fair Value	$ (1,304)		$ (2,618)

[1]	The derivative instruments related to this strategy are held for other investment purposes.
[2]	These derivatives are embedded within liabilities and are not held for risk management purposes.